Notes Payable (Details) - USD ($)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Notes Payable [Abstract]
Balance, beginning	$ 0	$ 2,175,000	$ 0
Issuance of promissory notes	0	4,000,000	1,887,863
Deferred finance costs	0	(822,494)	0
Repayment of promissory notes	0	(6,695,000)	0
Early repayment penalty	0	200,000	0
Interest and accretion expense	0	1,142,494	277,219
Foreign exchange adjustment	0	0	9,918
Balance, ending	$ 0	$ 0	$ 2,175,000